Financial instruments and risk management (Details) - Schedule of resonably alternative assumptions for the valuation of the option component of the convertible loan - CHF (SFr)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financial instruments and risk management (Details) - Schedule of resonably alternative assumptions for the valuation of the option component of the convertible loan [Line Items]
Change in volatility		(5.00%)
Effect on result before taxes on CHF		SFr (5,475)
Change in volatility [Member]
Financial instruments and risk management (Details) - Schedule of resonably alternative assumptions for the valuation of the option component of the convertible loan [Line Items]
Change in volatility		5.00%
Effect on result before taxes on CHF		SFr 2,770